Investment Objectives and Goals - BNY Mellon Developed Markets Real Estate Securities Fund	Oct. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Fund Summary
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The fund seeks to maximize total return consisting of capital appreciation and current income.